Warrants - Common Warrants - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrant issuance and modifications		$ 612,006	$ 25,063
Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Weighted Average Exercise Price, Granted	$ 0.25	$ 2.71	$ 3.91
Warrants granted	58,800,000	26,617,714	5,331,520
Common Stock Warrants | Consultant [Member]
Class Of Warrant Or Right [Line Items]
Weighted Average Exercise Price, Granted		$ 2.56
Warrants granted		25,000
Warrants Expiration		2020-08
Warrant issuance and modifications		$ 54,489
Stock price volatility		127.37%
Warrant life		5 years
Risk Free Rate		1.53%
Closing price of common stock		$ 5,376.00
Exercise Price		$ 5,376.00